Federated Hermes Quality Bond Fund II
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—98.4%
	Basic Industry - Chemicals—0.3%
$ 500,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 485,579
	Basic Industry - Metals & Mining—1.0%
350,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	311,360
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	170,350
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	198,953
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	324,650
350,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	361,894
	TOTAL	1,367,207
	Basic Industry - Paper—0.3%
400,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	399,653
	Capital Goods - Aerospace & Defense—2.8%
600,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	573,166
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	273,371
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	182,501
600,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	552,925
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	440,424
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	385,257
600,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	496,315
335,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	327,616
800,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	774,241
	TOTAL	4,005,816
	Capital Goods - Building Materials—0.7%
415,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	383,351
155,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	162,976
300,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	245,997
300,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	283,610
	TOTAL	1,075,934
	Capital Goods - Construction Machinery—1.6%
500,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	455,673
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	201,742
600,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	550,971
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	571,765
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	473,550
	TOTAL	2,253,701
	Capital Goods - Diversified Manufacturing—2.9%
700,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	664,758
205,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	196,516
400,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	341,327
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	463,793
585,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	525,649
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	359,526
875,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	847,953
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	443,753
235,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	228,309

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 125,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	$ 126,664
		TOTAL	4,198,248
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	491,584
		Communications - Cable & Satellite—1.7%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	988,101
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	374,258
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	287,920
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	737,717
		TOTAL	2,387,996
		Communications - Media & Entertainment—2.0%
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	211,737
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	234,386
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	492,578
500,000		Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	496,635
310,000	[1]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	257,732
805,000		S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	701,901
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	468,214
		TOTAL	2,863,183
		Communications - Telecom Wireless—2.1%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	455,873
430,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	354,056
250,000		Crown Castle Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	245,258
250,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	243,942
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	433,502
450,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	421,685
500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	494,811
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	389,085
		TOTAL	3,038,212
		Communications - Telecom Wirelines—2.0%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	276,613
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	702,748
200,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	198,695
200,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	198,291
250,000		Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	280,045
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	279,718
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	649,628
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	94,005
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	158,266
		TOTAL	2,838,009
		Consumer Cyclical - Automotive—3.7%
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	556,418
300,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	300,667
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	243,474
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	251,111
290,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	302,865
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	215,334
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	252,210
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	449,236
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	290,984

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 210,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	$ 214,270
400,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	400,706
680,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	664,730
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	182,235
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	493,075
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	467,403
	TOTAL	5,284,718
	Consumer Cyclical - Retailers—2.4%
1,000,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	907,456
470,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	423,435
265,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	254,659
240,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	232,434
275,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	248,919
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	491,685
320,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	259,466
120,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	114,855
580,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	470,550
90,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	90,713
	TOTAL	3,494,172
	Consumer Cyclical - Services—1.8%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	166,288
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	472,938
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	293,839
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	162,075
260,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	250,165
400,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	395,287
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	728,872
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	47,168
	TOTAL	2,516,632
	Consumer Non-Cyclical - Food/Beverage—5.6%
750,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	750,142
1,015,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	902,778
750,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	737,875
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	365,363
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	497,845
915,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	856,742
450,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	445,324
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	399,319
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	872,468
300,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	272,754
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	235,542
510,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	423,092
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,647
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	425,364
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	672,503
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	151,396
	TOTAL	8,066,154
	Consumer Non-Cyclical - Health Care—2.5%
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	240,249
203,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	200,422

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	$ 1,259,279
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	210,487
300,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	315,152
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	80,411
500,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	501,975
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	408,696
300,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	300,686
	TOTAL	3,517,357
	Consumer Non-Cyclical - Pharmaceuticals—4.3%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	441,981
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	442,820
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	419,387
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	294,533
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	63,148
1,000,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,015,578
140,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	139,870
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	216,212
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	571,392
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	195,074
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	198,469
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	589,090
165,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	165,817
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	145,697
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	214,453
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	548,612
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	225,973
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	280,707
	TOTAL	6,168,813
	Consumer Non-Cyclical - Products—0.3%
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	202,179
200,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	201,533
	TOTAL	403,712
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	688,314
	Consumer Non-Cyclical - Tobacco—2.4%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	344,995
250,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	222,683
300,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	302,742
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	338,835
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	284,203
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	298,293
300,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	301,671
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	500,305
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	144,246
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	296,079
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	376,859
	TOTAL	3,410,911
	Energy - Independent—2.2%
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	191,608
160,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	170,653

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	$ 686,573
1,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	997,756
200,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	203,414
180,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	187,238
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	302,616
550,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	463,059
	TOTAL	3,202,917
	Energy - Integrated—1.3%
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	249,025
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	486,902
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	480,991
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	580,044
	TOTAL	1,796,962
	Energy - Midstream—3.0%
265,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	235,198
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	492,963
205,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	201,228
300,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	276,657
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	100,367
290,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	271,253
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	385,074
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	333,646
350,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	359,026
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	125,792
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	459,051
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	127,711
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	417,503
600,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	574,338
	TOTAL	4,359,807
	Energy - Oil Field Services—0.2%
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	294,157
	Energy - Refining—1.0%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	595,089
185,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	172,214
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	365,505
215,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	246,975
	TOTAL	1,379,783
	Financial Institution - Banking—23.3%
1,085,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,065,068
700,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	645,512
1,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,638,757
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,196,391
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	474,150
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	482,137
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	231,738
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	294,041
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	399,676
500,000	Citigroup, Inc., 4.125%, 7/25/2028	479,464
250,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	231,304
1,400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,196,695

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	$ 462,329
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	487,024
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	241,142
500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	478,838
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	76,053
150,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	149,857
300,000	Comerica, Inc., 3.800%, 7/22/2026	285,986
155,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	153,232
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	491,638
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	136,308
150,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	150,252
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	231,278
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	297,483
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	185,289
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	607,121
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	232,912
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,199,607
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	481,393
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	490,828
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	204,316
220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	225,312
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	932,682
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	832,408
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	422,867
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	497,844
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	488,657
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	487,588
165,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	165,707
400,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	408,728
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	391,647
250,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	232,571
320,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	337,681
550,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	509,753
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	966,189
210,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	209,570
195,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	196,817
500,000	Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	535,194
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	408,577
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	144,200
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	473,579
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	484,546
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	202,495
185,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	186,769
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	317,375
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	62,128
1,200,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,166,001
300,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	297,238
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	192,012
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	439,133
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	483,085

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 400,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	$ 385,191
300,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	301,403
250,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	254,909
1,250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,153,338
1,320,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,249,907
235,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	233,619
750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	686,681
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	245,272
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	862,282
	TOTAL	33,448,774
	Financial Institution - Broker/Asset Mgr/Exchange—1.5%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	491,500
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	214,731
500,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	412,192
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	209,971
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	238,067
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	587,629
	TOTAL	2,154,090
	Financial Institution - Finance Companies—2.0%
205,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	185,597
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	429,012
550,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	536,468
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	645,588
550,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	519,219
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	142,220
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	186,740
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	241,266
	TOTAL	2,886,110
	Financial Institution - Insurance - Health—1.1%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	572,624
200,000	The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	195,181
400,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	399,968
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	398,396
	TOTAL	1,566,169
	Financial Institution - Insurance - Life—1.3%
350,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	329,816
250,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	250,451
350,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	358,997
800,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	707,179
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	213,130
	TOTAL	1,859,573
	Financial Institution - Insurance - P&C—0.7%
300,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	302,453
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	236,685
95,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	90,002
300,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	390,512
	TOTAL	1,019,652
	Financial Institution - REIT - Apartment—0.8%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	376,747
115,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,084

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 320,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	$ 258,021
500,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	473,056
	TOTAL	1,209,908
	Financial Institution - REIT - Healthcare—1.3%
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	354,136
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	694,037
375,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	322,825
500,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	449,830
	TOTAL	1,820,828
	Financial Institution - REIT - Office—0.8%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	246,636
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	470,418
80,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	68,499
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	86,496
250,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	266,449
	TOTAL	1,138,498
	Financial Institution - REIT - Other—0.7%
320,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	314,402
275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	228,501
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	450,000
	TOTAL	992,903
	Financial Institution - REIT - Retail—0.9%
725,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	641,739
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	216,213
400,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	369,219
	TOTAL	1,227,171
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	537,603
	Technology—5.6%
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	118,941
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	332,733
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	643,762
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	117,076
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	238,250
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	232,398
215,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	216,728
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	253,148
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	150,794
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	217,864
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	482,709
225,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	227,745
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	171,804
400,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	400,722
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	89,157
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	300,642
195,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	195,110
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	711,979
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	466,946
825,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	745,253
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	242,517

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	$ 251,746
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	418,108
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	577,475
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	242,081
	TOTAL	8,045,688
	Technology Services—0.9%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	234,751
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	296,125
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	276,935
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	78,210
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	251,895
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	121,506
	TOTAL	1,259,422
	Transportation - Airlines—0.1%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	214,191
	Transportation - Railroads—0.6%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	449,047
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	465,179
	TOTAL	914,226
	Transportation - Services—2.2%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	400,901
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	674,305
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	256,718
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	200,700
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	230,658
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	244,992
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	304,207
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	322,874
590,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	582,577
	TOTAL	3,217,932
	Utility - Electric—4.5%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	300,308
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	170,322
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	106,481
130,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	128,377
250,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	244,376
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	353,120
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	496,995
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	202,984
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	187,838
500,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	529,247
330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	301,989
385,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	363,284
500,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	468,283
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	227,313
260,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	256,488
600,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	602,491
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	477,483
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,332
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	218,718

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	$ 240,348
300,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	289,529
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	137,122
108,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	105,160
	TOTAL	6,453,588
	Utility - Natural Gas—0.8%
280,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	235,724
395,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	394,630
500,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	471,435
	TOTAL	1,101,789
	TOTAL CORPORATE BONDS (IDENTIFIED COST $148,190,659)	141,057,646
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
243	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	252
	Government National Mortgage Association—0.0%
645	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	655
958	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	979
1,282	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,303
1,982	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,015
1,705	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,745
336	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	343
1,270	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,309
4,606	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	4,709
3,453	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,537
7,730	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	7,927
	TOTAL	24,522
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,219)	24,774
	REPURCHASE AGREEMENT—0.8%
1,075,000	Interest in $1,772,000,000 joint repurchase agreement 5.34%, dated 3/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,773,051,387 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,807,708,104. (IDENTIFIED COST $1,075,000)	1,075,000
	INVESTMENT COMPANY—0.2%
266,220	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[2] (IDENTIFIED COST $266,220)	266,220
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $149,556,098)	142,423,640
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	876,336
	TOTAL NET ASSETS—100%	$143,299,976
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	35	$3,877,891	June 2024	$14,687
United States Treasury Notes 10-Year Ultra Long Futures	21	$2,406,797	June 2024	$16,966
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$31,653

The average notional value of futures contracts held by the Fund throughout the period was $5,931,410. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$266,220
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2024	$266,220
Shares Held as of 3/31/2024	266,220
Dividend Income	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$254,378	$266,220

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$141,057,646	$—	$141,057,646
Mortgage-Backed Securities	—	24,774	—	24,774
Investment Company	266,220	—	—	266,220
Repurchase Agreement	—	1,075,000	—	1,075,000
TOTAL SECURITIES	$266,220	$142,157,420	$—	$142,423,640
Other Financial Instruments:[1]
Assets	$31,653	$—	$—	$31,653
TOTAL OTHER FINANCIAL INSTRUMENTS	$31,653	$—	$—	$31,653

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust